N-2 - shares	Apr. 06, 2026	Mar. 31, 2026
Cover [Abstract]
Entity Central Index Key	0001604174
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	EAGLE POINT CREDIT COMPANY INC.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The Board has fixed the close of business on March 31, 2026, as the record date (the “Record Date”) for the determination of Stockholders entitled to receive notice of, and to vote at, the Meeting. The Meeting is scheduled as a meeting of all Stockholders. As of the Record Date, 132,208,768 shares of the Company’s common stock, par value $0.001 per share (the “Common Stock”), were issued and outstanding, 1,921,518 shares of the Company’s 6.50% Series C Term Preferred Stock due 2031, par value $0.001 per share (the “Series C Preferred Stock”), were issued and outstanding, 4,218,232 shares of the Company’s 6.75% Series D Preferred Stock, par value $0.001 per share (the “Series D Preferred Stock”), were issued and outstanding, 5,859,466 shares of the Company’s 7.00% Series AA Convertible and Perpetual Preferred Stock, par value $0.001 per share (the “Series AA Preferred Stock”), were issued and outstanding, and 318,652 shares of the Company’s 7.00% Series AB Convertible and Perpetual Preferred Stock, par value $0.001 per share (the “Series AB Preferred Stock” and collectively with the Series C Preferred Stock, Series D Preferred Stock and Series AA Preferred Stock, the “Preferred Stock”), were issued and outstanding.

Stockholders of record may vote by mail by returning a properly executed proxy card or in person by attending the Meeting. Shares of Common Stock and Preferred Stock represented by duly executed and timely delivered proxies will be voted as instructed on the proxy. If you execute and return the enclosed proxy and no vote is indicated, your proxy will be voted “FOR” each proposal described in this Proxy Statement (as applicable).

At any time before it has been voted, your proxy may be revoked in one of the following ways: (1) by a signed, written letter of revocation delivered on any business day before the date of the Meeting to the Secretary of the Company at 600 Steamboat Road, Suite 202, Greenwich, CT 06830, (2) by properly completing and executing a later-dated proxy and returning it in time to be received before the Meeting, or (3) by attending the Meeting and voting in person. Please call (844) 810-6501 for information on how to obtain directions to attend the Meeting and vote in person.

Purpose of Meeting

At the Meeting, Stockholders will be asked to elect two (2) Directors, as outlined below:

1.	Mr. Kevin F. McDonald, to be voted upon by holders of the outstanding shares of the Company’s Common Stock and Preferred Stock, voting together as a single class, to serve until the 2029 annual meeting of stockholders or until his successor is duly elected and qualifies; and

2.	Mr. Thomas P. Majewski, to be voted upon by holders of the outstanding shares of the Company’s Preferred Stock, voting separately as a single class, to serve until the 2029 annual meeting of stockholders or until his successor is duly elected and qualifies.

Quorum

A quorum must be present at the Meeting for any business to be conducted. The presence at the Meeting, in person or by proxy, of the holders of a majority of the Company’s capital stock issued and outstanding and entitled to vote at the Meeting will constitute a quorum. Proxies that reflect abstentions will be treated as shares present for quorum purposes. In addition, shares held of record by brokers or nominees as to which voting instructions have not been received from the beneficial owners or the persons entitled to vote, and the broker or nominee does not otherwise have discretionary power to vote on non-routine matters (“broker non-votes”), will be treated as shares present for quorum purposes.

If a quorum is not present at the Meeting, the presiding officer or the holders of a majority of the votes entitled to be cast by the stockholders entitled to vote at the Meeting shall have power to adjourn the Meeting from time to time, without notice other than announcement at the Meeting, until a quorum shall be present or represented. At such adjourned Meeting at which a quorum shall be present or represented, any business may be transacted which might have been transacted at the Meeting as originally noticed. If the adjournment is for more than thirty (30) days, or if after the adjournment a new record date is fixed for the adjourned Meeting, a notice of the adjourned Meeting shall be given to each Stockholder entitled to vote at the Meeting.

Vote Required

The Stockholders of record on the Record Date will be entitled to one vote per share on each matter to which they are entitled to vote and that is to be voted on by Stockholders, and a fractional vote with respect to fractional shares, with no cumulative voting rights in the election of Directors. Votes cast by proxy or in person at the Meeting will be counted by the Company’s proxy tabulation firm.

The election of a Director requires the affirmative vote of a plurality of the votes cast at the Meeting in person or by proxy. Therefore, the nominees who receive the highest number of votes “FOR”, up to the number of Directors to be elected, will be elected.

If you vote “WITHHOLD” with respect to a nominee, your shares will not be voted with respect to the person indicated. Such abstentions will not be included in determining the number of votes cast and, as a result, will have no effect on the election. No “broker non-votes” are anticipated with respect to the proposal. However, any “broker non-votes” received will not be included in determining the number of votes cast and, as a result, will have no effect on the proposal.

If you execute and return the enclosed proxy and no vote is indicated, your proxy will be voted “FOR” the proposal described in this Proxy Statement (as applicable).

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Held [Shares]		132,208,768
Series C Term Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series C Term Preferred Stock
Outstanding Security, Held [Shares]		1,921,518
Series D Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series D Preferred Stock
Outstanding Security, Held [Shares]		4,218,232
Series AA Convertible and Perpetual Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series AA Convertible and Perpetual Preferred Stock
Outstanding Security, Held [Shares]		5,859,466
Series AB Convertible and Perpetual Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Series AB Convertible and Perpetual Preferred Stock
Outstanding Security, Held [Shares]		318,652